Deferred Tax - Reconciliation of Movements of Deferred Tax Assets and Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets and liabilities [abstract]
Deferred tax liability on sale of assets	$ 183	$ 249